JPMorgan U.S. Value Factor ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 1.4%
General Dynamics Corp.	7,448	2,614,918
Huntington Ingalls Industries, Inc.	4,550	1,913,321
L3Harris Technologies, Inc.	7,030	2,410,235
RTX Corp.	7,146	1,435,846
Textron, Inc.	12,869	1,133,244
		9,507,564
Automobiles & Parts — 1.7%
Aptiv plc *	15,008	1,136,856
BorgWarner, Inc.	27,194	1,289,268
Ford Motor Co.	174,506	2,422,143
General Motors Co.	35,204	2,957,136
Gentex Corp.	33,853	778,958
Genuine Parts Co.	10,176	1,414,362
Lear Corp.	7,627	893,045
LKQ Corp.	27,970	918,815
		11,810,583
Banks — 6.1%
Bank of America Corp.	70,986	3,776,455
Bank OZK	18,443	877,149
BOK Financial Corp.	5,194	674,908
Citigroup, Inc.	45,778	5,296,972
Citizens Financial Group, Inc.	31,810	2,003,394
Columbia Banking System, Inc.	41,971	1,235,626
Comerica, Inc.	18,027	1,598,454
Fifth Third Bancorp	38,915	1,954,311
First Hawaiian, Inc.	32,362	859,211
First Horizon Corp.	66,011	1,616,609
FNB Corp.	82,937	1,455,544
Huntington Bancshares, Inc.	96,397	1,685,020
KeyCorp	80,970	1,742,475
M&T Bank Corp.	8,783	1,946,049
PNC Financial Services Group, Inc. (The)	4,609	1,029,190
Popular, Inc. (Puerto Rico)	11,282	1,506,486
Prosperity Bancshares, Inc.	12,503	862,832
Regions Financial Corp.	62,273	1,774,781
Truist Financial Corp.	51,543	2,650,341
US Bancorp	52,878	2,966,985
Webster Financial Corp.	18,720	1,231,215
Western Alliance Bancorp	15,367	1,369,968
Zions Bancorp NA	21,164	1,267,935
		41,381,910
Beverages — 0.2%
Molson Coors Beverage Co., Class B	25,109	1,206,236
Chemicals — 0.9%
Celanese Corp.	10,276	456,665
CF Industries Holdings, Inc.	11,230	1,046,973

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Eastman Chemical Co.	12,659	877,522
FMC Corp. (a)	34,111	538,954
Huntsman Corp.	58,452	632,451
LyondellBasell Industries NV, Class A	22,680	1,111,320
Mosaic Co. (The)	41,554	1,142,735
		5,806,620
Construction & Materials — 1.5%
A O Smith Corp.	20,024	1,471,564
Acuity, Inc.	3,587	1,109,244
Builders FirstSource, Inc. *	8,603	984,183
CRH plc	21,165	2,590,808
Fortune Brands Innovations, Inc.	28,454	1,539,361
Louisiana-Pacific Corp.	7,188	601,923
Mohawk Industries, Inc. *	6,681	790,897
Owens Corning	8,246	988,200
		10,076,180
Consumer Services — 0.7%
eBay, Inc.	22,684	2,069,234
H&R Block, Inc.	21,616	852,751
Service Corp. International	18,283	1,470,502
U-Haul Holding Co. *	5,005	283,033
		4,675,520
Electricity — 1.8%
Clearway Energy, Inc., Class C	36,122	1,305,810
Consolidated Edison, Inc.	19,508	2,080,138
Dominion Energy, Inc.	6,120	368,241
Edison International	29,811	1,856,629
Evergy, Inc.	22,277	1,709,314
Exelon Corp.	49,067	2,197,220
OGE Energy Corp.	32,428	1,416,455
Pinnacle West Capital Corp.	15,874	1,485,172
		12,418,979
Electronic & Electrical Equipment — 1.6%
Crane NXT Co.	14,940	754,769
Johnson Controls International plc	24,193	2,885,257
MKS, Inc.	7,349	1,730,028
nVent Electric plc	11,162	1,253,046
Pentair plc	14,773	1,556,631
Sensata Technologies Holding plc	32,700	1,131,093
WESCO International, Inc.	5,703	1,650,619
		10,961,443
Finance & Credit Services — 0.6%
Ally Financial, Inc.	35,580	1,504,322

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
MGIC Investment Corp.	47,890	1,289,199
OneMain Holdings, Inc.	22,028	1,443,715
		4,237,236
Food Producers — 2.1%
Archer-Daniels-Midland Co.	30,259	2,036,733
Bunge Global SA	16,824	1,915,917
Campbell's Co. (The)	24,831	694,771
Conagra Brands, Inc.	59,462	1,100,642
Flowers Foods, Inc.	41,025	468,916
General Mills, Inc.	30,524	1,412,040
Hormel Foods Corp.	25,086	617,367
Ingredion, Inc.	8,844	1,044,477
J M Smucker Co. (The)	8,963	939,860
Kraft Heinz Co. (The)	61,212	1,453,173
Pilgrim's Pride Corp.	12,922	560,427
Post Holdings, Inc. *	7,706	788,401
Tyson Foods, Inc., Class A	16,186	1,057,431
		14,090,155
Gas, Water & Multi-utilities — 0.7%
Duke Energy Corp.	6,331	768,267
MDU Resources Group, Inc.	72,882	1,494,810
National Fuel Gas Co.	8,522	713,717
UGI Corp.	39,107	1,568,582
		4,545,376
General Industrials — 1.9%
Amcor plc	36,910	1,633,267
Crown Holdings, Inc.	14,563	1,524,455
Dover Corp.	9,048	1,823,082
Dow, Inc.	31,870	878,018
DuPont de Nemours, Inc.	23,611	1,036,995
Graphic Packaging Holding Co.	49,326	722,626
Packaging Corp. of America	7,443	1,656,440
Sealed Air Corp.	22,797	954,738
Silgan Holdings, Inc.	24,899	1,074,392
Sonoco Products Co.	27,277	1,309,296
		12,613,309
Health Care Providers — 2.1%
Centene Corp. *	23,162	1,003,378
Cigna Group (The)	9,202	2,522,360
Elevance Health, Inc.	7,145	2,470,312
Encompass Health Corp.	9,337	882,627
Humana, Inc.	4,271	833,699
Tenet Healthcare Corp. *	7,888	1,493,041
UnitedHealth Group, Inc.	12,007	3,445,168
Universal Health Services, Inc., Class B	6,700	1,348,442
		13,999,027

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 1.1%
DR Horton, Inc.	11,090	1,650,636
Lennar Corp., Class A	11,099	1,213,676
Newell Brands, Inc.	67,301	286,029
NVR, Inc. *	118	901,016
PulteGroup, Inc.	12,071	1,509,961
Toll Brothers, Inc.	9,548	1,379,591
Whirlpool Corp. (a)	9,868	789,341
		7,730,250
Industrial Engineering — 1.7%
AGCO Corp.	10,953	1,242,180
Brunswick Corp.	13,707	1,099,575
CNH Industrial NV	155,807	1,676,483
Cummins, Inc.	5,207	3,013,916
Gates Industrial Corp. plc *	41,227	949,046
Snap-on, Inc.	4,761	1,743,050
Stanley Black & Decker, Inc.	10,976	863,372
Toro Co. (The)	8,307	760,090
		11,347,712
Industrial Metals & Mining — 0.7%
Alcoa Corp.	19,494	1,107,454
Nucor Corp.	12,592	2,237,850
Reliance, Inc.	4,633	1,526,574
		4,871,878
Industrial Support Services — 2.2%
ADT, Inc.	170,359	1,362,872
Booz Allen Hamilton Holding Corp.	4,914	434,496
Capital One Financial Corp.	14,172	3,102,676
Fidelity National Information Services, Inc.	9,690	535,373
Genpact Ltd.	31,384	1,384,034
Global Payments, Inc.	21,211	1,521,677
ManpowerGroup, Inc.	22,211	806,926
MSC Industrial Direct Co., Inc., Class A	14,462	1,219,725
Robert Half, Inc.	45,245	1,565,929
Synchrony Financial	23,136	1,680,368
Western Union Co. (The) (a)	151,419	1,418,796
		15,032,872
Industrial Transportation — 1.9%
Air Lease Corp., Class A	7,051	455,706
Allison Transmission Holdings, Inc.	12,507	1,359,511
FedEx Corp.	8,919	2,874,148
Oshkosh Corp.	11,333	1,629,912
PACCAR, Inc.	21,879	2,689,148
Ryder System, Inc.	7,015	1,341,829
Schneider National, Inc., Class B	19,037	510,953
United Parcel Service, Inc., Class B	19,551	2,076,707
		12,937,914

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — 1.4%
Bank of New York Mellon Corp. (The)	5,086	609,913
Franklin Resources, Inc.	41,445	1,103,266
Invesco Ltd.	56,979	1,554,957
Janus Henderson Group plc	30,734	1,479,227
Jefferies Financial Group, Inc.	9,673	591,794
Principal Financial Group, Inc.	18,729	1,774,011
State Street Corp.	15,882	2,078,319
Voya Financial, Inc.	7,542	578,170
		9,769,657
Leisure Goods — 1.1%
Garmin Ltd.	8,133	1,639,938
Harley-Davidson, Inc. (a)	34,078	674,744
Hasbro, Inc.	12,395	1,106,998
Mattel, Inc. *	37,182	776,732
Pool Corp.	3,303	839,259
Thor Industries, Inc.	12,288	1,374,659
YETI Holdings, Inc. *	19,493	891,025
		7,303,355
Life Insurance — 0.6%
Lincoln National Corp.	20,040	833,865
Prudential Financial, Inc.	17,930	1,992,202
Unum Group	17,767	1,349,759
		4,175,826
Media — 2.1%
Fox Corp., Class A	23,105	1,681,582
New York Times Co. (The), Class A	13,469	987,412
News Corp., Class A	49,905	1,348,932
Nexstar Media Group, Inc.	6,751	1,433,777
Omnicom Group, Inc.	15,201	1,171,085
Sirius XM Holdings, Inc. (a)	33,133	674,257
Versant Media Group, Inc. *	2,944	95,916
Walt Disney Co. (The)	37,789	4,262,599
Warner Bros Discovery, Inc. *	94,903	2,613,629
		14,269,189
Medical Equipment & Services — 1.3%
Becton Dickinson & Co.	1,582	321,905
Henry Schein, Inc. *	6,202	468,127
Labcorp Holdings, Inc.	4,103	1,114,047
Medtronic plc	35,848	3,690,910
Quest Diagnostics, Inc.	8,885	1,661,762
Revvity, Inc. (a)	7,059	768,019
Teleflex, Inc.	1,973	205,922
Zimmer Biomet Holdings, Inc.	10,117	880,887
		9,111,579

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — 0.6%
AGNC Investment Corp. (a)	80,409	916,663
Annaly Capital Management, Inc.	51,302	1,180,459
Rithm Capital Corp.	108,577	1,187,832
Starwood Property Trust, Inc.	53,452	958,394
		4,243,348
Non-life Insurance — 1.0%
American International Group, Inc.	12,695	950,601
Assured Guaranty Ltd.	14,259	1,209,876
Axis Capital Holdings Ltd.	12,905	1,331,538
Everest Group Ltd.	1,200	397,536
First American Financial Corp.	17,810	1,125,236
Old Republic International Corp.	35,434	1,387,950
Reinsurance Group of America, Inc.	2,872	582,298
		6,985,035
Non-Renewable Energy — 3.1%
APA Corp.	55,138	1,456,195
Chevron Corp.	30,193	5,341,142
Chord Energy Corp.	8,403	842,317
Coterra Energy, Inc.	56,666	1,634,814
Devon Energy Corp.	24,078	968,176
Diamondback Energy, Inc.	3,474	569,562
HF Sinclair Corp.	26,376	1,371,288
Kinder Morgan, Inc.	79,812	2,433,468
NOV, Inc.	32,208	591,017
Ovintiv, Inc.	29,589	1,286,234
Permian Resources Corp., Class A	102,400	1,651,712
SM Energy Co.	55,492	1,080,419
Valero Energy Corp.	9,969	1,808,676
		21,035,020
Personal Care, Drug & Grocery Stores — 0.8%
Albertsons Cos., Inc., Class A	63,164	1,051,681
CVS Health Corp.	41,112	3,063,666
Kroger Co. (The)	25,471	1,600,852
		5,716,199
Personal Goods — 1.3%
Columbia Sportswear Co.	12,372	683,924
Crocs, Inc. *	8,211	689,067
Deckers Outdoor Corp. *	9,103	1,086,352
Estee Lauder Cos., Inc. (The), Class A	11,822	1,362,840
NIKE, Inc., Class B	30,935	1,912,092
PVH Corp.	14,028	874,786
Ralph Lauren Corp.	4,285	1,514,362
VF Corp.	52,708	1,032,550
		9,155,973

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
Amgen, Inc.	13,593	4,647,175
Biogen, Inc. *	3,871	696,354
Bristol-Myers Squibb Co.	48,259	2,656,658
Gilead Sciences, Inc.	34,385	4,880,951
Jazz Pharmaceuticals plc *	5,594	920,157
Johnson & Johnson	51,036	11,597,931
Merck & Co., Inc.	53,359	5,883,897
Organon & Co.	40,216	343,445
Perrigo Co. plc	26,754	380,174
Pfizer, Inc.	143,942	3,805,826
Royalty Pharma plc, Class A	26,845	1,118,900
United Therapeutics Corp. *	3,444	1,616,923
Viatris, Inc.	111,312	1,457,074
		40,005,465
Real Estate Investment Trusts — 2.1%
EPR Properties	22,895	1,241,825
Gaming and Leisure Properties, Inc.	16,883	755,514
Highwoods Properties, Inc.	38,517	995,665
Host Hotels & Resorts, Inc.	51,242	949,514
Kilroy Realty Corp.	23,234	801,108
Kimco Realty Corp.	61,458	1,295,535
Medical Properties Trust, Inc. (a)	139,205	698,809
NNN REIT, Inc.	15,585	649,427
Omega Healthcare Investors, Inc.	34,377	1,508,463
Park Hotels & Resorts, Inc.	71,208	778,303
Simon Property Group, Inc.	12,593	2,409,167
VICI Properties, Inc., Class A	57,647	1,618,728
WP Carey, Inc.	5,644	393,669
		14,095,727
Retailers — 3.5%
AutoNation, Inc. *	5,870	1,203,232
Bath & Body Works, Inc.	38,486	838,995
Best Buy Co., Inc.	18,140	1,180,914
CarMax, Inc. *	19,479	867,595
Dick's Sporting Goods, Inc.	5,729	1,157,258
Dillard's, Inc., Class A	1,537	933,820
Dollar General Corp.	8,772	1,258,168
Gap, Inc. (The)	47,770	1,336,604
Home Depot, Inc. (The)	13,212	4,949,083
Lithia Motors, Inc., Class A	3,956	1,279,529
Lowe's Cos., Inc.	7,626	2,036,599
Macy's, Inc.	59,807	1,197,336
Murphy USA, Inc.	2,082	879,666
Penske Automotive Group, Inc.	6,695	1,049,709
Tapestry, Inc.	4,726	599,777

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Target Corp.	15,024	1,584,581
Williams-Sonoma, Inc.	8,598	1,759,581
		24,112,447
Software & Computer Services — 18.2%
Adobe, Inc. *	10,639	3,119,887
Akamai Technologies, Inc. *	18,407	1,788,240
Alphabet, Inc., Class A	41,119	13,898,222
Amdocs Ltd.	19,092	1,564,399
Bentley Systems, Inc., Class B (a)	17,943	630,158
CACI International, Inc., Class A *	2,624	1,628,402
CCC Intelligent Solutions Holdings, Inc. *	98,452	746,266
Clarivate plc * (a)	255,505	677,088
Cognizant Technology Solutions Corp., Class A	25,409	2,085,063
Concentrix Corp.	34,198	1,277,295
Docusign, Inc. *	20,894	1,097,771
Dolby Laboratories, Inc., Class A	20,748	1,331,814
DoorDash, Inc., Class A *	9,122	1,866,544
DoubleVerify Holdings, Inc. *	114,131	1,234,897
Dropbox, Inc., Class A *	45,728	1,165,149
DXC Technology Co. *	83,637	1,206,882
Dynatrace, Inc. *	19,860	756,467
EPAM Systems, Inc. *	7,477	1,559,702
F5, Inc. *	6,390	1,761,148
Fortinet, Inc. *	18,553	1,507,617
Gartner, Inc. *	6,697	1,403,758
Gen Digital, Inc.	58,898	1,412,963
Globant SA * (a)	19,279	1,289,380
GoDaddy, Inc., Class A *	9,643	969,314
Hewlett Packard Enterprise Co.	81,062	1,744,454
IAC, Inc. * (a)	27,714	1,024,032
International Business Machines Corp.	21,913	6,720,717
Intuit, Inc.	6,408	3,197,079
KBR, Inc.	32,061	1,372,531
Kyndryl Holdings, Inc. *	31,318	720,314
Leidos Holdings, Inc.	9,431	1,775,669
Maplebear, Inc. *	33,002	1,226,354
Match Group, Inc.	42,608	1,327,239
Meta Platforms, Inc., Class A	17,173	12,304,455
Microsoft Corp.	25,921	11,153,547
nCino, Inc. * (a)	16,027	342,177
Nutanix, Inc., Class A *	18,352	721,784
Okta, Inc. *	15,976	1,349,653
Oracle Corp.	21,948	3,612,202
Parsons Corp. *	20,711	1,451,013
Paycom Software, Inc.	8,894	1,198,467
Pegasystems, Inc.	22,409	979,049
Pinterest, Inc., Class A *	60,288	1,334,174

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
PTC, Inc. *	5,942	927,725
RingCentral, Inc., Class A *	23,531	608,982
Roper Technologies, Inc.	5,029	1,866,916
Salesforce, Inc.	22,759	4,831,508
Science Applications International Corp.	13,933	1,417,822
SS&C Technologies Holdings, Inc.	18,823	1,541,416
Strategy, Inc., Class A *	8,303	1,243,042
Synopsys, Inc. *	4,594	2,136,738
Teradata Corp. *	40,987	1,168,949
Toast, Inc., Class A *	26,446	822,735
Twilio, Inc., Class A *	12,940	1,558,752
Tyler Technologies, Inc. *	2,145	792,363
UiPath, Inc., Class A *	46,344	583,471
VeriSign, Inc.	4,067	993,283
Workday, Inc., Class A *	6,707	1,177,950
Zoom Communications, Inc., Class A *	20,109	1,852,039
ZoomInfo Technologies, Inc. *	137,260	1,104,943
		124,161,970
Technology Hardware & Equipment — 20.8%
Advanced Micro Devices, Inc. *	9,423	2,230,707
Amkor Technology, Inc.	32,550	1,573,142
Amphenol Corp., Class A	32,645	4,703,492
Analog Devices, Inc.	14,131	4,393,045
Apple, Inc.	47,407	12,301,168
Applied Materials, Inc.	20,131	6,488,624
Arrow Electronics, Inc. *	12,654	1,676,528
Avnet, Inc.	27,978	1,745,547
Broadcom, Inc.	33,860	11,217,818
CDW Corp.	11,476	1,450,452
Cirrus Logic, Inc. *	11,575	1,508,686
Corning, Inc.	30,324	3,130,953
Dell Technologies, Inc., Class C	15,480	1,771,531
Entegris, Inc.	15,903	1,877,667
Flex Ltd. *	27,988	1,764,364
GLOBALFOUNDRIES, Inc. *	25,970	1,095,934
HP, Inc.	68,536	1,332,340
Intel Corp. *	115,667	5,375,045
IPG Photonics Corp. *	10,161	938,978
Jabil, Inc.	7,741	1,836,088
KLA Corp.	3,575	5,104,886
Lam Research Corp.	32,113	7,497,101
Marvell Technology, Inc.	22,838	1,802,375
Microchip Technology, Inc.	21,977	1,668,494
Micron Technology, Inc.	26,707	11,080,200
Monolithic Power Systems, Inc.	2,253	2,532,710
NetApp, Inc.	14,982	1,443,516
NVIDIA Corp.	63,381	12,114,011

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
ON Semiconductor Corp. *	31,192	1,868,089
Onto Innovation, Inc. *	9,282	1,875,428
Qnity Electronics, Inc.	19,956	1,919,368
Qorvo, Inc. *	16,183	1,264,054
QUALCOMM, Inc.	28,060	4,253,615
Skyworks Solutions, Inc.	21,753	1,212,947
Super Micro Computer, Inc. *	40,776	1,186,989
TD SYNNEX Corp.	10,038	1,592,729
Teradyne, Inc.	9,487	2,286,841
Texas Instruments, Inc.	22,494	4,848,582
Universal Display Corp.	11,650	1,337,653
Vertiv Holdings Co., Class A	14,138	2,632,213
Western Digital Corp.	14,321	3,583,544
		141,517,454
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	60,382	4,729,118
Telecommunications Service Providers — 1.2%
AT&T, Inc.	178,808	4,686,558
Comcast Corp., Class A	73,618	2,190,135
Verizon Communications, Inc.	29,313	1,305,015
		8,181,708
Tobacco — 0.5%
Altria Group, Inc.	52,960	3,282,990
Travel & Leisure — 2.6%
Aramark	22,140	852,169
Boyd Gaming Corp.	16,275	1,375,888
Carnival Corp. *	46,083	1,383,412
Churchill Downs, Inc.	7,095	697,864
Darden Restaurants, Inc.	7,732	1,541,374
Delta Air Lines, Inc.	29,222	1,925,438
Expedia Group, Inc.	5,525	1,463,241
MGM Resorts International *	35,035	1,175,074
Restaurant Brands International, Inc. (Canada)	14,460	968,675
Travel + Leisure Co.	20,345	1,414,791
United Airlines Holdings, Inc. *	17,672	1,808,199
Vail Resorts, Inc. (a)	5,143	684,379
Wendy's Co. (The) (a)	80,654	628,295
Wyndham Hotels & Resorts, Inc.	10,401	757,089
Wynn Resorts Ltd.	9,886	1,062,251
		17,738,139
Total Common Stocks (Cost $607,409,849)		678,840,963
Short-Term Investments — 1.8%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)(Cost $1,253,300)	1,253,300	1,253,300

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $10,771,229)	10,771,229	10,771,229
Total Short-Term Investments (Cost $12,024,529)		12,024,529
Total Investments — 101.5% (Cost $619,434,378)		690,865,492
Liabilities in Excess of Other Assets — (1.5)%		(10,119,788)
NET ASSETS — 100.0%		680,745,704

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $10,402,066.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	5	03/20/2026	USD	1,741,813	6,427

Abbreviations
USD	United States Dollar

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$690,865,492	$—	$—	$690,865,492
Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,427	$—	$—	$6,427

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$2,863,860	$35,370,329	$27,462,960	$—	$—	$10,771,229	10,771,229	$103,953	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	212,057	7,414,190	6,372,947	—	—	1,253,300	1,253,300	9,612	—
Total	$3,075,917	$42,784,519	$33,835,907	$—	$—	$12,024,529		$113,565	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.